Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Dec. 12, 2012
Document Document And Entity Information [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Dec. 31, 2012
Entity Registrant Name	DCP MIDSTREAM PARTNERS, LP
Entity Central Index Key	0001338065